Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments in associates and joint ventures [Abstract]
Summary of investments in associates and joint ventures

Investments in associates and joint ventures
	2025			2024
in EUR million	Interest held (%)	Fair value of listed investments	Balance sheet value	Interest held (%)	Fair value of listed investments	Balance sheet value
TMBThanachart Bank Public Company Limited	23%	1,212	1,307	23%	1,164	1,266
Other investments in associates and joint ventures			300			412
			1,607			1,679

Disclosure of balance sheet and profit loss information of associate

Selected balance sheet information TMBThanachart Bank Public Company Limited
As at 30 September in EUR million	2025	2024
Loans to customers and accrued interest receivables, net	31,009	33,878
Interbank and money market items, net	5,856	7,152
Investments, net	5,917	4,680
Other	3,158	3,436
Total assets	45,940	49,147
Deposits	34,345	36,563
Interbank and money market items	2,663	2,633
Debts issued and borrowings	462	1,139
Other	1,942	2,218
Total liabilities	39,412	42,554
Equity	6,529	6,593

Selected profit or loss information TMBThanachart Bank Public Company Limited
For the 12 months ended 30 September
in EUR million	2025	2024
Total operating income	1,795	1,991
Total expenses	1,266	1,548
Profit for the period	555	586
Total other comprehensive income for the period	170	17

Summary of changes in investments in associates and joint ventures

Changes in Investments in associates and joint ventures
in EUR million	2025	2024
Opening balance as at 1 January	1,679	1,509
Additions	1	26
Transfers	-29	-7
Revaluations	35	0
Share of results	209	205
Dividends received	-160	-91
Disposals	-66	-16
Impairments	-9	-35
Exchange rate differences	-54	87
Closing balance	1,607	1,679